Intangible assets - Additional Information (Detail) $ in Thousands, $ in Thousands		12 Months Ended
	Mar. 06, 2017	Nov. 30, 2024 USD ($)	Nov. 30, 2024 CAD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 USD ($)	Nov. 30, 2019 USD ($) shares	Nov. 30, 2019 CAD ($)	Nov. 30, 2017 USD ($)	Nov. 30, 2016 USD ($)	Nov. 30, 2024 CAD ($)	Nov. 30, 2023 CAD ($)	May 31, 2022 USD ($)	Nov. 30, 2021 USD ($)	Nov. 30, 2021 CAD ($)	Mar. 31, 2021 shares	May 15, 2018 shares	Dec. 01, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2016 USD ($)
Disclosure of detailed information about intangible assets [line items]
Amortisation Expense		$ 1,440		$ 2,513	$ 9,211
Net sales		85,866		81,764	80,057
Additions to intangibles Through cash payment		1,000
Intangible assets		7,568		12,496
Trogarzo®
Disclosure of detailed information about intangible assets [line items]
Intangible assets												$ 6,356
Europe [Member]
Disclosure of detailed information about intangible assets [line items]
Net sales		62		286	1,261
Katana
Disclosure of detailed information about intangible assets [line items]
Number of shares issued | shares															120,482
Acquisition of intangible assets during the year		3,073
Business combination cash consideration transferred		1,965
Business combination shares value of consideration						$ 5
Business combination number of shares issued | shares						900
Business combination acquisition costs		75
Business combination contingent consideration fair value		1,028
Number of shares issued and fully paid | shares															120,482
Katana Amendment Agreement
Disclosure of detailed information about intangible assets [line items]
Milestone amount payable														$ 200
Business combination contingent consideration										$ 2,300,000
Acquisition of intangible assets during the year						$ 376	$ 500
Business combination adjustment to the purchase consideration							1,080,000
Subsidy or grants received							$ 1,200,000
Regulatory payable milestone related										200
Impairment On Research And Development Expenses		3,488
Recoverable Amount Of Cgu		0
Katana Amendment Agreement | Business Combination Adjustment To Consideration Installment One
Disclosure of detailed information about intangible assets [line items]
Business combination cash consideration transferred										$ 500
Katana Amendment Agreement | Business Combination Adjustment To Consideration Installment Two
Disclosure of detailed information about intangible assets [line items]
Business combination contingent consideration		$ 580
Katana Amendment Agreement | Royalty Related License Peptides | First Five Years
Disclosure of detailed information about intangible assets [line items]
Annual maintenance fees			$ 25
Katana Amendment Agreement | Royalty Related License Peptides | After Five Years
Disclosure of detailed information about intangible assets [line items]
Annual maintenance fees			$ 100
Katana Amendment Agreement | Development Milestone Phase One Clinical Trial
Disclosure of detailed information about intangible assets [line items]
Milestone amount payable													$ 39	50
Katana Amendment Agreement | Development Milestone Phase Three Clinical Trial
Disclosure of detailed information about intangible assets [line items]
Milestone amount payable														$ 100
Katana Amendment Agreement | Top of range | Net Sales Basis
Disclosure of detailed information about intangible assets [line items]
Royalty fees in percentage		2.50%	2.50%
Katana Amendment Agreement | Top of range | Royalty Revenue Sublicense Basis
Disclosure of detailed information about intangible assets [line items]
Royalty fees in percentage		15.00%	15.00%
Katana Amendment Agreement | Bottom of range | Net Sales Basis
Disclosure of detailed information about intangible assets [line items]
Royalty fees in percentage		1.00%	1.00%
Katana Amendment Agreement | Bottom of range | Royalty Revenue Sublicense Basis
Disclosure of detailed information about intangible assets [line items]
Royalty fees in percentage		5.00%	5.00%
Taimed Agreement
Disclosure of detailed information about intangible assets [line items]
Upfront payment		$ 3,000
First milestone installment				3,500
Second milestone installment					3,500
Additions to intangibles		2,832							$ 5,207
Acquisition costs									$ 207
Net sales					$ 20,000
Milestone Payments annual installment																		$ 1,500
Additions to intangibles Through cash payment		1,000
Additions to intangibles Through share based payment		$ 4,000
Initial Milestone Payments Payable Aggregate Annual Installments.				$ 7,000
Taimed Agreement | Milestone One
Disclosure of detailed information about intangible assets [line items]
Launch milestone payable																	$ 5,000
Taimed Agreement | Milestone One | Europe [Member]
Disclosure of detailed information about intangible assets [line items]
Net sales								$ 50,000
Taimed Agreement | Commercialization rights- Trogarzo® North American Territory
Disclosure of detailed information about intangible assets [line items]
Intangible Asset Purchase Consideration	52.00%
Initial payments																			$ 5,000
Taimed Agreement | Commercialization rights- Trogarzo® North American Territory | Ordinary shares
Disclosure of detailed information about intangible assets [line items]
Number of shares issued | shares																1,463,505
Taimed Agreement | Commercialization Rights Trogarzo
Disclosure of detailed information about intangible assets [line items]
Intangible Assets Agreement Term	12 years
License Agreement Transfer Plus L P | Katana | Milestone Phase Two Live Demonstration
Disclosure of detailed information about intangible assets [line items]
Business combination contingent consideration											$ 2,300,000